COMMON SHARES AND TREASURY SHARES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Schedule of purposes due to the corporate reorganization, the common shares
Common shares	2018	2017	2016
	Number of shares	Number of shares	Number of shares
A-shares	74,218,846	62,298,846	62,298,846
B-shares	1	1	1
C-shares	1	1	1
Total	74,218,848	62,298,848	62,298,848

Schedule of treasury share transactions
Treasury shares	2018	2017	2016
Number of shares ('000)
Balance as of 1 January	312.9	312.9	15.3
Additions	-	-	312.9
Cancellations	-	-	-15.3
Disposals	-	-	-
Balance as of 31 December	312.9	312.9	312.9

Treasury shares - continued	2018	2017	2016
Nominal value USD '000
Balance as of 1 January	3.1	3.1	0.2
Additions	-	-	3.1
Cancellations	-	-	-0.2
Disposals	-	-	-
Balance as of 31 December	3.1	3.1	3.1

Percentage of share capital
Balance as of 1 January	0.5%	0.5%	0.2%
Additions	-	-	0.5%
Cancellations	-	-	-0.2%
Disposals	-	-	-
Dilution, due to capital increases	-0.1%	-	-
Balance as of 31 December	0.4%	0.5%	0.5%